CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2012	Mar. 31, 2011
REVENUES
Manufacturing Fees	$ 400,494	$ 170,099	$ 1,246,210	$ 847,832	$ 1,120,050	$ 3,086,183
Royalties & Profit Splits	156,454	20,127	439,117	430,228	648,211	831,538
Lab Fee Revenues	110,734	319,712	195,427	495,987	655,857	348,242
Total Revenues	667,682	509,938	1,880,754	1,774,047	2,424,118	4,265,963
COSTS OF REVENUES	266,792	156,590	1,200,787	658,289	1,013,674	2,675,118
Gross Profit	400,890	353,348	679,967	1,115,758	1,410,444	1,590,845
OPERATING EXPENSES
Research and Development	238,268	386,430	663,625	1,030,141	1,735,689	1,385,211
General and Administrative	380,976	288,416	1,147,112	1,089,909	1,410,192	876,014
Non-cash compensation through issuance of stock options	15,133	6,113	36,379	18,340	24,453	42,016
Depreciation and Amortization	40,723	103,339	108,094	336,454	206,248	173,364
Total Operating Expenses	675,100	784,298	1,955,210	2,474,844	3,376,582	2,476,605
(LOSS) FROM OPERATIONS	(274,210)	(430,950)	(1,275,243)	(1,359,086)	(1,966,138)	(885,760)
OTHER INCOME / (EXPENSES)
Interest expense, net	(63,924)	(57,138)	(183,709)	(172,438)	(229,592)	(231,745)
Change in fair value of warrant derivatives	5,765,992	4,586,076	2,770,912	1,499,682	(1,444,075)	(1,297,998)
Change in fair value of preferred share derivatives	3,963,126	4,749,332	(867,741)	(7,665,268)	(11,227,957)	(10,416,376)
Interest expense attributable to preferred share derivatives	(27,818)	(86,325)	(111,719)	(353,500)	(424,465)	(1,259,480)
Discount in Series E issuance attributable to beneficial conversion features	0	0	(437,500)	0	(250,000)	(292,213)
Proceeds from litigation settlement					0	500,000
Total Other Income / (Expense)	9,637,376	9,191,945	1,170,243	(6,691,524)	(13,576,088)	(12,997,812)
INCOME (LOSS) BEFORE PROVISION FOR INCOME TAXES	9,363,166	8,760,995	(105,000)	(8,050,610)	(15,542,226)	(13,883,572)
PROVISION FOR INCOME TAXES	0	0	4,023	2,500
CREDIT FOR INCOME TAXES					483,952	301,413
NET INCOME (LOSS) ATTRIBUTABLE TO COMMON SHAREHOLDERS	$ 9,363,166	$ 8,760,995	$ (109,023)	$ (8,053,110)	$ (15,058,274)	$ (13,582,159)
NET (LOSS) PER SHARE
Basic (in dollars per share)	$ 0.03	$ 0.03	$ 0	$ (0.03)
Diluted (in dollars per share)	$ 0.02	$ 0.02	$ 0	$ (0.03)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING
Basic (in shares)	350,220,224	262,067,347	345,384,514	247,443,617	259,163,279	100,020,520
Diluted (in shares)	486,207,413	427,037,498	345,384,514	247,443,617
BASIC AND DILUTED LOSS PER COMMON SHARE (in dollars per share)					$ (0.06)	$ (0.14)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING (in shares)					259,163,279	100,020,520